Submission	Feb. 26, 2026
Submission [Line Items]
Central Index Key	0001588978
Registrant Name	PROCEPT BIOROBOTICS CORPORATION
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES